Concentration and Risks - Summary of Concentration and Risks (Detail) - Learning services [Member] - Instructor Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Instructor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.00%	13.00%
Instructor B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%